Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Relevant Exchange Rates

The relevant exchange rates are listed below:

	March 31, 2025	September 30, 2024	March 31, 2024
Period Ended RMB: USD exchange rate	7.2567	7.0176	7.2203
Period Average RMB: USD exchange rate	7.2308	7.2043	7.2064

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

Property, plant, and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:

Useful lives
Buildings	10-32 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years

Schedule of Land Use Rights Estimate Useful Lives	Land use rights are stated at cost less accumulated amortization. Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Land use rights	50 years